NOTES PAYABLE - 2020 and 2021 Credit Agreements (Details) - Line of Credit - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2021	May 31, 2020	Mar. 31, 2021	Dec. 31, 2020
2020 Credit Agreement
Debt Instrument [Line Items]
Proceeds from credit agreement		$ 25,000
Fixed interest rate, annual		12.00%
Fixed interest rate, paid in cash		8.00%
Fixed interest rate, added back to principal		4.00%
Outstanding balance			$ 25,900	$ 25,600
2021 Credit Agreement
Debt Instrument [Line Items]
Proceeds from credit agreement	$ 1,800
Fixed interest rate, annual	5.45%
Outstanding balance			$ 1,800	$ 0
Total capacity	$ 2,700
Series D Convertible Preferred Stock | 2020 Credit Agreement
Debt Instrument [Line Items]
Warrants issued (in shares)		750,000
Period for repayment termination trigger		12 months